U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

October 3, 2007

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re: Jensen Portfolio, Inc.
File Nos.  33-47508 and 811-6653

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, The Jensen Portfolio, Inc. (the “Company”) hereby certifies that the forms of Prospectus and Statement of Additional Information relating to the Jensen Portfolio, a series of the Company, that would have been filed under Rule 497(b) or (c) would not have differed from the forms of Prospectus and Statement of Additional Information contained in the most recent amendment to the Company’s Registration Statement (i.e., Post-Effective Amendment No. 21 to the Company’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 21 was filed electronically via EDGAR on September 28, 2007.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/Edward L. Paz

Edward L. Paz
for U.S. Bancorp Fund Services, LLC